Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,133,528.20
Previously Paid Amount	0.00
Total Fee Amount	432.74
Total Offset Amount	0.00
Net Fee	432.74
Narrative - Max Aggregate Offering Price	$ 3,133,528.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true